Neuberger Berman Global Allocation Fund
RISK/RETURN
GOAL
The Fund seeks total return.
FEES AND EXPENSES
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. More information about these and other discounts is available from your investment provider and in “Sales Charge Reductions and Waivers” on page 31 in the Fund’s prospectus and in “Additional Purchase Information – Sales Charge Reductions and Waivers” on page 91 in the Fund’s SAI.

Shareholder Fees ( fees paid directly from your investment)
Shareholder Fees Neuberger Berman Global Allocation Fund		Class A	Class C	Institutional Class
Maximum initial sales charge on purchases (as a % of offering price)		5.75%	none	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	[1]	none	1.00%	none
[1]	For Class A shares, a CDSC of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Neuberger Berman Global Allocation Fund		Class A	Class C	Institutional Class
Management fees		1.16%	1.16%	1.05%
Distribution (12b-1) fees		0.25%	1.00%	none
Other expenses	[1]	14.59%	16.50%	10.76%
Acquired Fund fees and expenses		0.11%	0.11%	0.11%
Total annual operating expenses		16.11%	18.77%	11.92%
Fee waiver and/or expense reimbursement		14.04%	16.14%	10.45%
Total annual operating expenses after fee waiver and/or expense reimbursement	[2]	2.07%	2.63%	1.47%
[1]	"Other expenses" have been restated to reflect actual expenses excluding organization expenses incurred during the most recent period. If organization expenses had been included, other expenses would be 20.59%, 22.91% and 17.40% of average net assets for Class A, Class C and Institutional Class shares, respectively.
[2]	Neuberger Berman Management LLC (NBM) has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expenses on short sales, and extraordinary expenses, if any) of each class are limited to 1.56%, 2.31% and 1.20% of average net assets, respectively. Each of these undertakings lasts until 10/31/2015. The Fund has agreed that each of Class A, Class C and Institutional Class will repay NBM for fees and expenses forgone or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.56%, 2.31% and 1.20% of the class' average net assets, respectively. Any such repayment must be made within three years after the year in which NBM incurred the expense.

Expense Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

Expense Example Neuberger Berman Global Allocation Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	773	1,186	4,140	9,090
Class C	366	817	4,309	9,607
Institutional Class	150	465	2,930	7,748

Expense Example, No Redemption Neuberger Berman Global Allocation Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	773	1,186	4,140	9,090
Class C	266	817	4,309	9,607
Institutional Class	150	465	2,930	7,748

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 268% of the average value of its portfolio when including securities that were sold short and was 216% of the average value of its portfolio when excluding securities that were sold short.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its goal, the Fund employs proprietary investment models to allocate its investments in equity, debt, currency and short-term instruments of issuers in markets around the world. The Fund seeks to generate returns through asset allocation, security selection and currency management techniques, including the use of derivative instruments. The Portfolio Managers also seek to manage risk by using the investment models to take on a predetermined target amount of risk in the Fund’s investment portfolio. These techniques are integrated with fundamental analysis of global market and economic conditions.

The Portfolio Managers currently anticipate that the majority of the Fund’s investment exposure will be accomplished through the use of derivatives, with the balance of the Fund’s investment exposure from long and short positions in equity securities and ETFs. The Fund primarily uses three categories of derivatives: (i) futures contracts based on indices, government bonds and currencies; (ii) forward foreign currency contracts; and (iii) total return swaps on broad-based indices. All of these derivatives may be used in an effort to: enhance returns; manage or adjust the risk profile of the Fund or the risk of individual positions; replace more traditional direct investments; obtain exposure to certain markets; establish net short positions for individual markets, currencies or securities; or adjust the duration of the portion of the Fund’s portfolio that is in fixed income securities (if any).

The Portfolio Managers believe that different categories of global assets are attractively valued at different times, due to differences in economic and business cycles. These differences may result from differences in capital flows, government policies and regulations on trade and other factors. The Portfolio Managers seek to identify investments they believe are improperly valued and that provide exposure to different categories of global assets.

The Portfolio Managers seek to identify investment opportunities using a variety of quantitative and fundamental analyses as a part of a proprietary risk management and portfolio construction system, which look at a variety of factors. These factors include one or more of the following: valuation, relative value, growth, asset flows, price dynamics, investor sentiment and other, similar attributes. The Portfolio Managers periodically review the allocation of the Fund’s investments among the different categories of global assets. They may determine to reallocate the Fund’s investments based on an analysis of historic and projected relative returns of different asset classes. This analysis is primarily dependent upon a review of a variety of economic factors, industry cycles, volatility forecasts and political trends.

The Portfolio Managers have considerable latitude in allocating the Fund’s investments, however, they will attempt to maintain exposure to all asset classes (i.e., equity, debt, currency and short-term instruments). The Portfolio Managers also have considerable latitude in selecting instruments and securities and there is no requirement as to the percentage of the Fund’s portfolio that must be invested in any one type of security or other instrument.

The Fund’s investments may include futures, forward contracts and swaps, which may include those traded in the over-the-counter (“OTC”) markets; equity securities of companies of any market capitalization throughout the world (including the U.S.), which may include common and preferred stocks, convertible securities, rights and warrants to purchase common stock and depositary receipts; and debt securities, which may include debt securities of governments throughout the world (including the U.S.) as well as their agencies and/or instrumentalities, debt securities of corporations including corporations with below investment grade credit ratings (commonly known as “junk bonds”), inflation protected securities, convertible bonds, mortgage-backed securities, asset-backed securities, and other collateralized debt securities. The Fund may invest in issuers in both developed (including the U.S.) and emerging markets. The currencies and indices upon which derivatives positions will be based will not be restricted to any region or market.

Under normal market conditions, the Fund will invest so that at least 40% of its investment exposure comes from non-U.S. securities and other instruments (unless market conditions are not deemed favorable by the Portfolio Managers, in which case the Fund would invest so that at least 30% of its investment exposure comes from non-U.S. securities and other instruments), which are securities or other instruments (i) of foreign government or quasi-governmental issuers or (ii) of non-governmental issuers (a) organized or located outside the U.S., (b) that primarily trade in a market located outside the U.S., or (c) that derive at least 50% of their revenue or profits from business outside the U.S. or have at least 50% of their sales or assets outside the U.S. For temporary defensive purposes, the Fund may deviate substantially from the allocation described above.

The Fund may also use other derivative instruments to establish net short or net long positions in individual markets, indices, currencies and securities.

The Fund may invest in cash or cash equivalent instruments. Because the Fund will use derivatives to gain exposure to certain market segments, and because derivatives may not require the Fund to deposit the full notional amount of the investment, the Fund expects to invest a significant amount of its assets in money market mutual funds. The Fund currently expects to use a U.S. government money market fund for this purpose.

In an effort to achieve its goal, the Fund may engage in active and frequent trading.

The Fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

PRINCIPAL INVESTMENT RISKS
Most of the Fund’s performance depends on what happens in the equity, fixed income and currency markets. The Fund’s use of derivative instruments and short sales will result in leverage, which amplifies the risks that are associated with these markets. The markets’ behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund’s investment program requires that the Portfolio Managers understand a variety of instruments traded in markets around the world, the relationships among those instruments and markets, and their relationship to broader political and economic events and trends. A failure to properly understand those instruments or relationships, or to identify and take into account changes in their relationship, may result in losses to the Fund.

The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including, but not limited to, the strength of economic signals, consistency of investment views, risk forecasts, the accuracy of the overall investment models, new regulation in the U.S. and other countries and the Portfolio Managers’ asset allocation decisions. There can be no guarantee that the Portfolio Managers will be successful in their attempts to manage the risk exposure of the Fund.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other instruments can decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund is considered non-diversified. As such, the percentage of the Fund’s assets invested in any single issuer is not limited by the Investment Company Act of 1940. Investing a higher percentage of its assets in any one issuer could increase the Fund’s risk of loss and its share price volatility, because the value of its shares would be more susceptible to adverse events affecting that issuer.

Market Capitalization Risk. To the extent the Fund emphasizes small-, mid-, or large-cap stocks, it takes on the associated risks. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to large-cap companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events. Because the Fund may hold a limited number of securities, it may at times be substantially over- and under-weighted in certain economic sectors. As such, the Fund’s performance is likely to be disproportionately affected by the factors influencing those sectors.

Interest Rate Risk. The Fund’s total return and share price will fluctuate in response to changes in interest rates. Generally, the value of investments with interest rate risk, such as fixed income securities, will move inversely to movements in interest rates. In general, the longer the maturity or duration of a fixed income security, the greater the effect a change in interest rates could have on the security’s price. Thus, the Fund’s sensitivity to interest rate risk will increase with any increase in the Fund’s overall duration. Also, because many investors buy stocks and derivatives with borrowed money, an increase in interest rates can cause a decline in those markets as well. Interest rates have been unusually low in recent years.

Prepayment and Extension Risk. The Fund’s performance could be affected if unexpected interest rate trends cause the Fund’s mortgage- or asset-backed securities to be paid off earlier or later than expected, shortening or lengthening their duration.

Call Risk. When interest rates are low, issuers will often repay the obligation underlying a “callable security” early, in which case the Fund may have to reinvest the proceeds in an investment offering a lower yield and may not benefit from any increase in value that might otherwise result from declining interest rates.

Credit Risk. A downgrade or default affecting any of the Fund’s securities could affect the Fund’s performance.

U.S. Government Securities Risk. Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund itself and do not guarantee the market price of the securities. Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury.

Lower-Rated Debt Securities Risk. Lower-rated debt securities involve greater risks than investment grade debt securities. Lower-rated debt securities may fluctuate more widely in price and yield than investment grade debt securities and may fall in price during times when the economy is weak or is expected to become weak. Lower-rated debt securities carry a greater risk that the issuer of such securities will default in the timely payment of principal and interest. Issuers of securities that are in default may fail to resume principal or interest payments, in which case the Fund may lose its entire investment.

Foreign and Emerging Market Risk. Foreign securities, including those securities issued by foreign governments, involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid than, comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading partners.

Investing in emerging market countries involves risks in addition to those generally associated with investing in developed foreign countries. Securities of issuers in emerging market countries may be more volatile and less liquid than securities of issuers in foreign countries with more developed economies or markets.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Currency Transaction Risk. Non-U.S. currency forward contracts, options, swaps, or other derivatives contracts on non-U.S. currencies involve a risk of loss if currency exchange rates move against the Fund. Forward contracts are not guaranteed by an exchange or clearinghouse and a default by the counterparty may result in a loss to the Fund. Governmental authorities may impose credit controls to limit the level of forward trading to the detriment of the Fund. Neither the U.S. Commodities Future Trading Commission nor the U.S. banking authorities regulate forward currency transactions through banks. In respect of such trading, the Fund is subject to the risk of bank failure or the inability of or refusal by a bank to perform with respect to such contracts.

Asset Allocation Risk. If the Fund favors exposure to an asset class during a period when that asset class underperforms other asset classes, performance may suffer.

Management Risk. Fund performance is dependent upon the success of the Portfolio Managers in implementing the Fund’s investment strategies in pursuit of its objective. To a significant extent, the Fund’s performance will depend on the success of implementing and managing the investment models that seek to allocate the Fund’s assets. Models that have been formulated on the basis of past market data may not be predictive of future price movements. Models may not be reliable if unusual or disruptive events cause market moves the nature or size of which are inconsistent with the historic correlation and volatility structure of the market. Models also may have hidden biases or exposure to broad structural or sentiment shifts. In the event that actual events fail to conform to the assumptions underlying such models, losses could be incurred.

Derivatives Risk. Derivatives involve risks different from, or greater than, those associated with more traditional investments. Derivatives can be highly complex, can create investment leverage and may be highly volatile, and the Fund could lose more than the amount it invests. Derivatives may be difficult to value and may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Recent legislation calls for new regulation of the derivatives markets and could limit the Fund’s ability to pursue its investment strategies. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

Counterparty Risk. The Fund’s investments in derivatives involve, in addition to the risks posed by the markets and individual issuers, the risks associated with the Fund’s exposure to its counterparties. The Fund’s investments in the OTC derivatives market introduce counterparty risk due to the possibility that the dealer providing the derivative or other product will fail to timely perform its payment and other obligations. The Fund’s investments in the futures markets also introduce the risk that its futures commission merchant (“FCM”) could default on an obligation set forth in an agreement between the Fund and the FCM, including the FCM’s obligation to return margin posted in connection with the Fund’s futures contracts.

Leverage Risk. Leverage amplifies changes in the Fund’s net asset value (“NAV”). Derivative instruments, short positions and securities lending that the Fund uses create leverage and can result in losses to the Fund that exceed the amount originally invested. There can be no assurance that the Fund’s use of leverage will be successful. It is currently expected that the Fund’s investment program will have the effect of leveraging the Fund, sometimes by a significant amount.

Short Sale Risk. Short sales involve selling a security the Fund does not own in anticipation that the security’s price will decline. Short sales may help hedge against general market risk to the securities held in the portfolio but theoretically present unlimited risk on an individual stock basis, since the Fund may be required to buy the security sold short at a time when the security has appreciated in value. Because the Fund may invest the proceeds of a short sale, another effect of short selling on the Fund is similar to the effect of leverage, in that it amplifies changes in the Fund’s NAV since it increases the exposure of the Fund to the market.

The Fund may not always be able to close out a short position at a favorable time and price. If the Fund covers its short sale at an unfavorable price, the cover transaction is likely to reduce or eliminate any gain, or cause a loss to the Fund. When the Fund is selling a security short, it must maintain a segregated account of cash or high-grade securities equal to the margin requirement. As a result, the Fund may maintain high levels of cash or other liquid assets (such as U.S. Treasury bills, money market accounts, repurchase agreements, certificates of deposit, high quality commercial paper and long equity positions) or may utilize borrowings or the collateral obtained from securities lending for this cash.

Market Direction Risk. Since the Fund will typically hold both long and short positions, an investment in the Fund will involve market risks associated with different types of investment decisions than those made for a typical “long only” fund. The Fund’s results will suffer both when there is a general market advance and the Fund holds significant “short” positions, or when there is a general market decline when the Fund holds significant “long” positions. In recent years, the markets have shown considerable volatility from day to day and even in intra-day trading.

ETF Risk. ETFs are subject to the risk that they may not replicate the performance of the index tracked by the ETF, if any, and may not be permitted to sell poorly performing stocks that are included in the index. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid.

Other Investment Company Risk. Through its investment in ETFs and other investment companies, the Fund is subject to the risks of the investment companies’ investments, as well as to the investment companies’ expenses.

Illiquid Investments Risk. Illiquid investments may be more difficult to purchase or sell at an advantageous price or time, and there is a greater risk that the investments may not be sold for the price at which the Fund is carrying them.

High Portfolio Turnover. The Fund may engage in frequent and active trading and have a high portfolio turnover rate, which may increase the Fund’s transaction costs, may adversely affect the Fund’s performance and may generate a greater amount of capital gain distributions to shareholders than if the Fund had a low portfolio turnover rate.

Recent Market Conditions. The financial crisis in the U.S. and global economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

PERFORMANCE
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance for the last calendar year, as represented by the performance of the Fund’s Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional blended index. The indices, which are described in “Descriptions of Indices” in the prospectus, have characteristics relevant to the Fund’s investment strategy. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*

Best quarter: Q4 ’11, 3.82% Worst quarter: Q3 ’11, -4.92%
AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/11*
Average Annual Total Returns Neuberger Berman Global Allocation Fund		1 Year	Since Inception	Inception Date
Institutional Class	[1]	4.34%	4.30%	Dec 29, 2010
Institutional Class After Taxes on Distributions	[1]	1.24%	1.23%
Institutional Class After Taxes on Distributions and Sale of Fund Shares	[1]	2.89%	1.93%
Class A	[1]	(2.10%)	(2.08%)	Dec 29, 2010
Class C	[1]	2.25%	3.17%	Dec 29, 2010
MSCI World Index (reflects no deduction for fees, expenses or taxes)	[1]	(5.02%)	(4.62%)	Dec 29, 2010
50% MSCI World Index and 50% J.P.Morgan Global Government Bond Index (reflects no deduction for fees, expenses or taxes)	[1]	1.27%	2.24%	Dec 29, 2010
[1]	Returns would have been lower if NBM had not reimbursed certain expenses and/or waived a portion of the investment management fees during the period shown.

After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Returns After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2011
Registrant Name	dei_EntityRegistrantName	Neuberger Berman Alternative Funds
Central Index Key	dei_EntityCentralIndexKey	0001317474
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb 28, 2012
Prospectus Date	rr_ProspectusDate	Feb 28, 2012
Neuberger Berman Global Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. More information about these and other discounts is available from your investment provider and in “Sales Charge Reductions and Waivers” on page 31 in the Fund’s prospectus and in “Additional Purchase Information – Sales Charge Reductions and Waivers” on page 91 in the Fund’s SAI.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees ( fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-10-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 268% of the average value of its portfolio when including securities that were sold short and was 216% of the average value of its portfolio when excluding securities that were sold short.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	268.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated to reflect actual expenses excluding organization expenses incurred during the most recent period. If organization expenses had been included, other expenses would be 20.59%, 22.91% and 17.40% of average net assets for Class A, Class C and Institutional Class shares, respectively.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its goal, the Fund employs proprietary investment models to allocate its investments in equity, debt, currency and short-term instruments of issuers in markets around the world. The Fund seeks to generate returns through asset allocation, security selection and currency management techniques, including the use of derivative instruments. The Portfolio Managers also seek to manage risk by using the investment models to take on a predetermined target amount of risk in the Fund’s investment portfolio. These techniques are integrated with fundamental analysis of global market and economic conditions.

The Portfolio Managers currently anticipate that the majority of the Fund’s investment exposure will be accomplished through the use of derivatives, with the balance of the Fund’s investment exposure from long and short positions in equity securities and ETFs. The Fund primarily uses three categories of derivatives: (i) futures contracts based on indices, government bonds and currencies; (ii) forward foreign currency contracts; and (iii) total return swaps on broad-based indices. All of these derivatives may be used in an effort to: enhance returns; manage or adjust the risk profile of the Fund or the risk of individual positions; replace more traditional direct investments; obtain exposure to certain markets; establish net short positions for individual markets, currencies or securities; or adjust the duration of the portion of the Fund’s portfolio that is in fixed income securities (if any).

The Portfolio Managers believe that different categories of global assets are attractively valued at different times, due to differences in economic and business cycles. These differences may result from differences in capital flows, government policies and regulations on trade and other factors. The Portfolio Managers seek to identify investments they believe are improperly valued and that provide exposure to different categories of global assets.

The Portfolio Managers seek to identify investment opportunities using a variety of quantitative and fundamental analyses as a part of a proprietary risk management and portfolio construction system, which look at a variety of factors. These factors include one or more of the following: valuation, relative value, growth, asset flows, price dynamics, investor sentiment and other, similar attributes. The Portfolio Managers periodically review the allocation of the Fund’s investments among the different categories of global assets. They may determine to reallocate the Fund’s investments based on an analysis of historic and projected relative returns of different asset classes. This analysis is primarily dependent upon a review of a variety of economic factors, industry cycles, volatility forecasts and political trends.

The Portfolio Managers have considerable latitude in allocating the Fund’s investments, however, they will attempt to maintain exposure to all asset classes (i.e., equity, debt, currency and short-term instruments). The Portfolio Managers also have considerable latitude in selecting instruments and securities and there is no requirement as to the percentage of the Fund’s portfolio that must be invested in any one type of security or other instrument.

The Fund’s investments may include futures, forward contracts and swaps, which may include those traded in the over-the-counter (“OTC”) markets; equity securities of companies of any market capitalization throughout the world (including the U.S.), which may include common and preferred stocks, convertible securities, rights and warrants to purchase common stock and depositary receipts; and debt securities, which may include debt securities of governments throughout the world (including the U.S.) as well as their agencies and/or instrumentalities, debt securities of corporations including corporations with below investment grade credit ratings (commonly known as “junk bonds”), inflation protected securities, convertible bonds, mortgage-backed securities, asset-backed securities, and other collateralized debt securities. The Fund may invest in issuers in both developed (including the U.S.) and emerging markets. The currencies and indices upon which derivatives positions will be based will not be restricted to any region or market.

Under normal market conditions, the Fund will invest so that at least 40% of its investment exposure comes from non-U.S. securities and other instruments (unless market conditions are not deemed favorable by the Portfolio Managers, in which case the Fund would invest so that at least 30% of its investment exposure comes from non-U.S. securities and other instruments), which are securities or other instruments (i) of foreign government or quasi-governmental issuers or (ii) of non-governmental issuers (a) organized or located outside the U.S., (b) that primarily trade in a market located outside the U.S., or (c) that derive at least 50% of their revenue or profits from business outside the U.S. or have at least 50% of their sales or assets outside the U.S. For temporary defensive purposes, the Fund may deviate substantially from the allocation described above.

The Fund may also use other derivative instruments to establish net short or net long positions in individual markets, indices, currencies and securities.

The Fund may invest in cash or cash equivalent instruments. Because the Fund will use derivatives to gain exposure to certain market segments, and because derivatives may not require the Fund to deposit the full notional amount of the investment, the Fund expects to invest a significant amount of its assets in money market mutual funds. The Fund currently expects to use a U.S. government money market fund for this purpose.

In an effort to achieve its goal, the Fund may engage in active and frequent trading.

The Fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Most of the Fund’s performance depends on what happens in the equity, fixed income and currency markets. The Fund’s use of derivative instruments and short sales will result in leverage, which amplifies the risks that are associated with these markets. The markets’ behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund’s investment program requires that the Portfolio Managers understand a variety of instruments traded in markets around the world, the relationships among those instruments and markets, and their relationship to broader political and economic events and trends. A failure to properly understand those instruments or relationships, or to identify and take into account changes in their relationship, may result in losses to the Fund.

The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including, but not limited to, the strength of economic signals, consistency of investment views, risk forecasts, the accuracy of the overall investment models, new regulation in the U.S. and other countries and the Portfolio Managers’ asset allocation decisions. There can be no guarantee that the Portfolio Managers will be successful in their attempts to manage the risk exposure of the Fund.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other instruments can decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund is considered non-diversified. As such, the percentage of the Fund’s assets invested in any single issuer is not limited by the Investment Company Act of 1940. Investing a higher percentage of its assets in any one issuer could increase the Fund’s risk of loss and its share price volatility, because the value of its shares would be more susceptible to adverse events affecting that issuer.

Market Capitalization Risk. To the extent the Fund emphasizes small-, mid-, or large-cap stocks, it takes on the associated risks. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to large-cap companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events. Because the Fund may hold a limited number of securities, it may at times be substantially over- and under-weighted in certain economic sectors. As such, the Fund’s performance is likely to be disproportionately affected by the factors influencing those sectors.

Interest Rate Risk. The Fund’s total return and share price will fluctuate in response to changes in interest rates. Generally, the value of investments with interest rate risk, such as fixed income securities, will move inversely to movements in interest rates. In general, the longer the maturity or duration of a fixed income security, the greater the effect a change in interest rates could have on the security’s price. Thus, the Fund’s sensitivity to interest rate risk will increase with any increase in the Fund’s overall duration. Also, because many investors buy stocks and derivatives with borrowed money, an increase in interest rates can cause a decline in those markets as well. Interest rates have been unusually low in recent years.

Prepayment and Extension Risk. The Fund’s performance could be affected if unexpected interest rate trends cause the Fund’s mortgage- or asset-backed securities to be paid off earlier or later than expected, shortening or lengthening their duration.

Call Risk. When interest rates are low, issuers will often repay the obligation underlying a “callable security” early, in which case the Fund may have to reinvest the proceeds in an investment offering a lower yield and may not benefit from any increase in value that might otherwise result from declining interest rates.

Credit Risk. A downgrade or default affecting any of the Fund’s securities could affect the Fund’s performance.

U.S. Government Securities Risk. Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund itself and do not guarantee the market price of the securities. Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury.

Lower-Rated Debt Securities Risk. Lower-rated debt securities involve greater risks than investment grade debt securities. Lower-rated debt securities may fluctuate more widely in price and yield than investment grade debt securities and may fall in price during times when the economy is weak or is expected to become weak. Lower-rated debt securities carry a greater risk that the issuer of such securities will default in the timely payment of principal and interest. Issuers of securities that are in default may fail to resume principal or interest payments, in which case the Fund may lose its entire investment.

Foreign and Emerging Market Risk. Foreign securities, including those securities issued by foreign governments, involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid than, comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading partners.

Investing in emerging market countries involves risks in addition to those generally associated with investing in developed foreign countries. Securities of issuers in emerging market countries may be more volatile and less liquid than securities of issuers in foreign countries with more developed economies or markets.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Currency Transaction Risk. Non-U.S. currency forward contracts, options, swaps, or other derivatives contracts on non-U.S. currencies involve a risk of loss if currency exchange rates move against the Fund. Forward contracts are not guaranteed by an exchange or clearinghouse and a default by the counterparty may result in a loss to the Fund. Governmental authorities may impose credit controls to limit the level of forward trading to the detriment of the Fund. Neither the U.S. Commodities Future Trading Commission nor the U.S. banking authorities regulate forward currency transactions through banks. In respect of such trading, the Fund is subject to the risk of bank failure or the inability of or refusal by a bank to perform with respect to such contracts.

Asset Allocation Risk. If the Fund favors exposure to an asset class during a period when that asset class underperforms other asset classes, performance may suffer.

Management Risk. Fund performance is dependent upon the success of the Portfolio Managers in implementing the Fund’s investment strategies in pursuit of its objective. To a significant extent, the Fund’s performance will depend on the success of implementing and managing the investment models that seek to allocate the Fund’s assets. Models that have been formulated on the basis of past market data may not be predictive of future price movements. Models may not be reliable if unusual or disruptive events cause market moves the nature or size of which are inconsistent with the historic correlation and volatility structure of the market. Models also may have hidden biases or exposure to broad structural or sentiment shifts. In the event that actual events fail to conform to the assumptions underlying such models, losses could be incurred.

Derivatives Risk. Derivatives involve risks different from, or greater than, those associated with more traditional investments. Derivatives can be highly complex, can create investment leverage and may be highly volatile, and the Fund could lose more than the amount it invests. Derivatives may be difficult to value and may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Recent legislation calls for new regulation of the derivatives markets and could limit the Fund’s ability to pursue its investment strategies. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

Counterparty Risk. The Fund’s investments in derivatives involve, in addition to the risks posed by the markets and individual issuers, the risks associated with the Fund’s exposure to its counterparties. The Fund’s investments in the OTC derivatives market introduce counterparty risk due to the possibility that the dealer providing the derivative or other product will fail to timely perform its payment and other obligations. The Fund’s investments in the futures markets also introduce the risk that its futures commission merchant (“FCM”) could default on an obligation set forth in an agreement between the Fund and the FCM, including the FCM’s obligation to return margin posted in connection with the Fund’s futures contracts.

Leverage Risk. Leverage amplifies changes in the Fund’s net asset value (“NAV”). Derivative instruments, short positions and securities lending that the Fund uses create leverage and can result in losses to the Fund that exceed the amount originally invested. There can be no assurance that the Fund’s use of leverage will be successful. It is currently expected that the Fund’s investment program will have the effect of leveraging the Fund, sometimes by a significant amount.

Short Sale Risk. Short sales involve selling a security the Fund does not own in anticipation that the security’s price will decline. Short sales may help hedge against general market risk to the securities held in the portfolio but theoretically present unlimited risk on an individual stock basis, since the Fund may be required to buy the security sold short at a time when the security has appreciated in value. Because the Fund may invest the proceeds of a short sale, another effect of short selling on the Fund is similar to the effect of leverage, in that it amplifies changes in the Fund’s NAV since it increases the exposure of the Fund to the market.

The Fund may not always be able to close out a short position at a favorable time and price. If the Fund covers its short sale at an unfavorable price, the cover transaction is likely to reduce or eliminate any gain, or cause a loss to the Fund. When the Fund is selling a security short, it must maintain a segregated account of cash or high-grade securities equal to the margin requirement. As a result, the Fund may maintain high levels of cash or other liquid assets (such as U.S. Treasury bills, money market accounts, repurchase agreements, certificates of deposit, high quality commercial paper and long equity positions) or may utilize borrowings or the collateral obtained from securities lending for this cash.

Market Direction Risk. Since the Fund will typically hold both long and short positions, an investment in the Fund will involve market risks associated with different types of investment decisions than those made for a typical “long only” fund. The Fund’s results will suffer both when there is a general market advance and the Fund holds significant “short” positions, or when there is a general market decline when the Fund holds significant “long” positions. In recent years, the markets have shown considerable volatility from day to day and even in intra-day trading.

ETF Risk. ETFs are subject to the risk that they may not replicate the performance of the index tracked by the ETF, if any, and may not be permitted to sell poorly performing stocks that are included in the index. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid.

Other Investment Company Risk. Through its investment in ETFs and other investment companies, the Fund is subject to the risks of the investment companies’ investments, as well as to the investment companies’ expenses.

Illiquid Investments Risk. Illiquid investments may be more difficult to purchase or sell at an advantageous price or time, and there is a greater risk that the investments may not be sold for the price at which the Fund is carrying them.

High Portfolio Turnover. The Fund may engage in frequent and active trading and have a high portfolio turnover rate, which may increase the Fund’s transaction costs, may adversely affect the Fund’s performance and may generate a greater amount of capital gain distributions to shareholders than if the Fund had a low portfolio turnover rate.

Recent Market Conditions. The financial crisis in the U.S. and global economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified. As such, the percentage of the Fund's assets invested in any single issuer is not limited by the Investment Company Act of 1940. Investing a higher percentage of its assets in any one issuer could increase the Fund's risk of loss and its share price volatility, because the value of its shares would be more susceptible to adverse events affecting that issuer.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance for the last calendar year, as represented by the performance of the Fund’s Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional blended index. The indices, which are described in “Descriptions of Indices” in the prospectus, have characteristics relevant to the Fund’s investment strategy. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The bar chart shows the Fund's performance for the last calendar year, as represented by the performance of the Fund's Institutional Class. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional blended index.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional blended index. The indices, which are described in "Descriptions of Indices" in the prospectus, have characteristics relevant to the Fund's investment strategy.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q4 ’11, 3.82% Worst quarter: Q3 ’11, -4.92%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.92%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/11*
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Returns After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Neuberger Berman Global Allocation Fund | MSCI World Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.02%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	(4.62%)	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2010	[1]
Neuberger Berman Global Allocation Fund | 50% MSCI World Index and 50% J.P.Morgan Global Government Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.27%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	2.24%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2010	[1]
Neuberger Berman Global Allocation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Management fees	rr_ManagementFeesOverAssets	1.16%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	14.59%	[3]
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%
Total annual operating expenses	rr_ExpensesOverAssets	16.11%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(14.04%)
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.07%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	773
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,186
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	4,140
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,090
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	773
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,186
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	4,140
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	9,090
Annual Return 2011	rr_AnnualReturn2011	4.34%
1 Year	rr_AverageAnnualReturnYear01	(2.10%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	(2.08%)	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2010	[1]
Neuberger Berman Global Allocation Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Management fees	rr_ManagementFeesOverAssets	1.16%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	16.50%	[3]
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%
Total annual operating expenses	rr_ExpensesOverAssets	18.77%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(16.14%)
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.63%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	366
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	817
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	4,309
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,607
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	266
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	817
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	4,309
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	9,607
1 Year	rr_AverageAnnualReturnYear01	2.25%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	3.17%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2010	[1]
Neuberger Berman Global Allocation Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Management fees	rr_ManagementFeesOverAssets	1.05%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	10.76%	[3]
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%
Total annual operating expenses	rr_ExpensesOverAssets	11.92%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(10.45%)
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.47%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	150
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	465
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,930
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	7,748
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	150
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	465
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,930
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	7,748
1 Year	rr_AverageAnnualReturnYear01	4.34%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	4.30%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2010	[1]
Neuberger Berman Global Allocation Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.24%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	1.23%	[1]
Neuberger Berman Global Allocation Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.89%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	1.93%	[1]

[1]	Returns would have been lower if NBM had not reimbursed certain expenses and/or waived a portion of the investment management fees during the period shown.
[2]	For Class A shares, a CDSC of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.
[3]	"Other expenses" have been restated to reflect actual expenses excluding organization expenses incurred during the most recent period. If organization expenses had been included, other expenses would be 20.59%, 22.91% and 17.40% of average net assets for Class A, Class C and Institutional Class shares, respectively.
[4]	Neuberger Berman Management LLC (NBM) has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expenses on short sales, and extraordinary expenses, if any) of each class are limited to 1.56%, 2.31% and 1.20% of average net assets, respectively. Each of these undertakings lasts until 10/31/2015. The Fund has agreed that each of Class A, Class C and Institutional Class will repay NBM for fees and expenses forgone or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.56%, 2.31% and 1.20% of the class' average net assets, respectively. Any such repayment must be made within three years after the year in which NBM incurred the expense.